FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Schedule of Classification of Financial Instruments by Groups
d.	Classification of financial instruments by groups:

Financial instruments
U.S. dollars in thousands

As of December 31, 2018:
Cash and cash equivalents	7,506
Short-term bank deposits	4,015
Receivables (excluding prepaid
expenses)	836
12,357
As of December 31, 2017:
Cash and cash equivalents	11,746
Receivables (excluding prepaid
expenses)	182
11,928

	Financial liabilities at fair value through profit or loss	Financial liabilities at amortized cost	Total
	U.S. dollars in thousands
As of December 31, 2018:
Trade and other payable	-	1,563	1,563
Warrants to purchase ordinary shares (Level 1) (1)	1,372		1,372
	1,372	1,563	2,935
As of December 31, 2017:
Trade and other payable	-	2,020	2,020
Convertible loan (Level 3)	3,893	-	3,893
Preferred shares (Level 3)	33,455	-	33,455
Warrants to purchase preferred shares and shares (Level 3)	5,398	-	5,398
	42,746	2,020	44,766

(1)	Tradable warrants presented above are valuated based on the market price (a Level 1 valuation) as of December 31, 2018.